Employee Benefits Obligations - Schedule of Standalone Statement of Financial Position (Details) - Funded Plans [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Funded Plans
Current	$ 3,002	$ 209
Non current	$ 97,387	$ 102,322